Introduction, basis of presentation of the consolidated financial statements and other information	12 Months Ended
Dec. 31, 2018
Intro, basis of presentation of the consolidated financial statements and other information
Introduction, basis of presentation of the consolidated financial statements and other information

1.  Introduction, basis of presentation of the consolidated financial statements and other information

a)   Introduction

Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México (hereinafter, Banco Santander México) together with its subsidiaries (hereinafter, the “Bank”) is a subsidiary of Grupo Financiero Santander México, S.A. de C.V. (hereinafter, “the Group”, “Parent” or “Parent company”), which is a subsidiary of Banco Santander, S.A. in Spain (hereinafter, Banco Santander (Spain)) and holds 74.96% of its common stock and is regulated by, among others, the Credit Institutions Law (Ley de Instituciones de Crédito), the General Provisions Applicable to Credit Institutions, Regulated Multiple Purpose Finance Entities and Market Participants in Relation to Derivatives Contracts Listed on the Mexican Market issued by the Mexican National Banking and Securities Commission (hereinafter, the “CNBV”) and the Mexican Central Bank (hereinafter, “the Central Bank”, “Mexican Central Bank” or “Banco de México”). The Bank is also subject to the supervision and oversight of CNBV and the Mexican Central Bank.

The shares of the Bank are listed on the New York Stock Exchange as American Depositary Shares. The Bank is subject to the supervision and oversight of the United States Securities and Exchange Commission.

The Bank’s main activity is to render banking and credit services under the terms of applicable laws, which services include, among others, reception of deposits, granting of loans, trading of securities and the execution of trust contracts.

Per legal requirements, the Bank has unlimited liability for the obligations assumed and losses incurred by each of its subsidiaries.

The Bank conducts its business through branches and offices located throughout Mexico. The Bank is one of the largest private-sector banks in Mexico. The main offices of the Bank are located at Prolongación Paseo de la Reforma 500, Colonia Lomas de Santa Fe, Ciudad de Mexico, Mexico.

The issuance of the consolidated financial statements was authorized by Héctor Blas Grisi Checa, Executive President and Chief Executive Officer (CEO) and Director of the Bank and by the Board of Directors on April 25, 2019. These consolidated financial statements are pending the approval of the ordinary shareholders’ meeting, where they may be modified, based on provisions set forth in the Mexican Corporations Law (Ley General de Sociedades Mercantiles).

b)   Basis of presentation of the consolidated financial statements

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (hereinafter, IFRS) as issued by the International Accounting Standards Board (hereinafter, IASB) and interpretations issued by the IFRS Interpretations Committee.

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets at fair value through profit or loss (financial assets held for trading up to December 31, 2017), other financial instruments at fair value through profit or loss, derivative financial instruments and financial assets at fair value through other comprehensive income (Available-for-sale financial assets up to December 31, 2017) that have been measured at fair value at the end of each reporting period, as explained in the accounting policies below (see Note 2).

Historical cost is based on the fair value of the consideration given in exchange for goods and services.

The carrying values of recognized assets and liabilities that are designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationships. The consolidated financial statements are presented in Mexican pesos. As used in this consolidated financial statements, the term “billion” means one thousand million (1,000,000,000).

The consolidated financial statements filed for Mexican statutory purposes are prepared in accordance with accounting principles and regulations prescribed by the CNBV, as amended, which are hereinafter referred to as Mexican Banking GAAP. Mexican Banking GAAP is composed of Mexican Financial Reporting Standards (NIF) as issued by the Mexican Board of Financial Reporting Standards (CINIF), which, in turn, are supplemented and modified by specific rules mandated by the CNBV. The CNBV’s accounting rules principally relate to the recognition and measurement of impairment of loans and receivables, repurchase agreements, securities loans, consolidation of special purpose entities and foreclosed assets.

The most significant differences between Mexican Banking GAAP and IFRS, as they relate to the Bank, are in regard to:

a)   Allowance for impairment losses.

For Mexican Banking GAAP purposes, allowance for impairment losses and provisions for off-balance sheet risk are determined using prescribed formulas that are based primarily on an expected loss model. The expected loss model formulas are developed by the CNBV using information compiled from the Mexican lending market as a whole, which may differ from the Bank’s expected credit loss model.

In some cases, CNBV can approve the use of internal models to determine the allowance for impairment losses under Mexican Banking GAAP as an alternative to the regulatory expected loss model.

b)   Effects of inflation.

Mexican Banking GAAP requires the recognition of the comprehensive effects of inflation when an economic environment becomes inflationary, which, for purposes of Mexican Banking GAAP, is indicated by a three-year cumulative inflation rate of approximately 26 percent or more.

c)   Actuarial gains and losses of the pension plan.

IFRS require the recognition of actuarial gains and losses from the year immediately through other comprehensive income without recycling to profit or loss. Under Mexican Banking GAAP there is an option to recognize actuarial gains and losses from the year, immediately through other comprehensive income as remeasurement of defined benefit obligation and demand their subsequent recycling to profit or loss based on the average remaining life of the pension plan, or to profit or loss of the period in which are determined.

d)   Deferred employee profit sharing.

Mexican Banking GAAP requires the recognition of the deferred compulsory employee profit sharing effect based on the temporary differences arising between book and tax value of the assets and liabilities.

e)   Consolidation of special purpose entities.

Mexican Banking GAAP does not require the consolidation of those special purpose entities created before January 1, 2009 over which control is exercised.

The notes to the consolidated financial statements contain supplementary information to that presented in the consolidated balance sheets, consolidated income statements, consolidated statements of comprehensive income, consolidated statements of changes in total equity and consolidated statements of cash flows. The notes provide, in a clear, relevant, reliable and comparable manner, narrative descriptions and breakdowns of these consolidated financial statements.

Adoption of new and revised IFRS

In the current year, the Bank has applied a number of new or revised International Accounting Standards (hereinafter, IAS), or IFRS issued by the IASB that are mandatorily effective for the accounting period beginning on January 1, 2018.

•	Annual Improvements to IFRS 2014 – 2016 Cycle
•	Amendments to IAS 40 Transfer of Investment Property
•	Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions
•	IFRS 9 Financial Instruments
•	IFRS 15 Revenue from Contracts with Customers
•	IFRIC 22 Foreign Currency Transactions and Advance Consideration

Annual Improvements to IFRS 2014 – 2016 Cycle

(Effective for annual periods beginning on or after January 1, 2018)

Standard	Subject of amendment	Details

IAS 28 Investments in Associates and Joint Ventures	Measuring an associate or joint venture at fair value through profit or loss

The amendments clarify that the option for a venture capital organization and other similar entities to measure investments in associates and joint ventures at fair value through profit and loss is available separately for each associate or joint venture, and that election should be made at initial recognition of the associate or joint venture.

In respect of the option for an entity that is not an investment entity to retain the fair value measurement applied by its associates and joint ventures that are investment entities when applying the equity method, the amendments make a similar clarification that this choice is available for each investment entity associate of investment entity joint venture.

The amendments apply retrospectively. The adoption of these amendments did not have an impact in the amounts recognized in the Bank’s consolidated financial statements.

Amendments to IAS 40 - Transfer of Investment Property

(Effective for annual periods beginning on or after January 1, 2018)

The amendments reflect the principle that a change in use would involve:

•	An assessment of whether a property meets, or has ceased to meet, the definition of investment property; and
•	Supporting evidence that a change in use has occurred.

The amendments also emphasize that a change in management’s intentions, alone, would not be enough to support a transfer of property. An entity must have taken observable actions to support such a change.

The adoption of these amendments did not have an impact in the amounts recognized in the Bank’s consolidated financial statements as the Bank does not hold any investment property.

Amendments to IFRS 2 - Classification and Measurement of Share-based Payment Transactions

(Effective for annual periods beginning on or after January 1, 2018)

The amendments clarify the following:

•

In estimating the fair value of a cash-settled share-based payment, the accounting for the effects of vesting and non-vesting conditions should follow the same approach as for equity-settled share-based payments.

•

Where tax law or regulation requires an entity to withhold a specified number of equity instruments equal to the monetary value of the employee’s tax obligation to meet the employee’s tax liability which is then remitted to the tax authority (typically in cash), i.e., the share-based payment arrangement has a “net settlement feature”, such an arrangement should be classified as equity-settled in its entirety, provided that the share-based payment would have been classified as equity-settled had it not included the net settlement feature.

•	A modification of a share-based payment that changes the transaction from cash-settled to equity-settled should be accounted for as follows:

The original liability is derecognized;

The equity-settled share-based payment is recognized by reference to the modification date fair value of the equity instrument granted to the extent that services have been rendered up to the modification date; and

Any difference between the carrying amount of the liability at the modification date and the amount recognized in equity should be recognized in profit or loss immediately.

The amendments are effective for annual reporting periods beginning on or after January 1, 2018. Specific transition provisions apply.

As a result of the Corporate Restructuring mentioned in Note 1.d to the consolidated financial statements as of December 31, 2017, the share-based variable compensation plans of the Bank will be settled through its own equity instruments beginning January 1, 2018. Accordingly the share-based payment transactions of the Bank changed from cash-settled transactions to equity-settled transactions. Consequently, it was derecognized the liability regarding those cash-settled transactions and it was recognized in Accumulated reserves within Shareholders’ equity an amount of 319 million pesos related to the equity-settled share-based payment.

IFRS 9 Financial Instruments

(Mandatory for annual periods starting on January 1, 2018)

IFRS 9 establishes the recognition and measurement requirements for financial instruments and certain classes of contracts for trades involving non-financial assets. IFRS 9 also significantly amends other Standards dealing with financial instruments such as IFRS 7 Financial Instruments: Disclosures. The main aspects of the new Standard are described in Note 2.b.

The Bank’s main activity revolves around retail and commercial banking operations, and its exposure does not focus on complex financial products. The Bank's main objective is to achieve consistent classification of financial instruments in the portfolios as established under IFRS 9. The Bank has analyzed its portfolios in order to assign its financial instruments to the appropriate portfolio under IFRS 9, and except as disclosed in Note 1.c and below, no significant changes have been identified.

Based on this analysis, the Bank concluded that:

•	All of its financial assets classified as Loans and advances under IAS 39 Financial Instruments: Recognition and Measurement will continue to be recognized at amortized cost under IFRS 9.
•

Some of the debt instruments classified as Available-for-sale financial assets will continue to be measured at fair value with changes recognized through other comprehensive income while other will be measured at amortized cost.

•

44% of the total balance of Available-for-sale financial assets under IAS 39 has been reclassified to “Held-to-collect” business model which is accounted for at amortized cost according to the business model definition of IFRS 9. The financial assets reclassified amount to 75,418 million pesos (carrying amount).

The impact of the reclassification mentioned above is an increase in Shareholders’ equity that amounts to 2,287 million pesos (1,601 million pesos, net of income tax) and corresponds to the cancellation of the valuation adjustment recognized as of December 31, 2017.

The Bank has irrevocably elected to classify non-trading equity instruments (previously classified as Available-for-sale equity instruments) as measured at fair value with changes recognized through other comprehensive income under IFRS 9.

IAS 39 financial liabilities classification and measurement criteria remains substantially unchanged under IFRS 9. Nevertheless, the changes in the fair value of financial liabilities designated at fair value with changes recognized through profit or loss, due to the entity credit risk, are recognized in other comprehensive income and are not reclassified subsequently to profit or loss. The cumulative own credit risk from financial liabilities at fair value through profit or loss as of January 1, 2018, amounted to 81 million pesos (57 million pesos, net of income tax), which is deemed to be immaterial.

IFRS 9 includes new hedge accounting requirements which have a twofold objective: to simplify current requirements, and to bring hedge accounting in line with risk management, allowing to be a greater variety of derivative financial instruments which may be considered to be hedging instruments. Furthermore, additional breakdowns are required providing useful information regarding the effect which hedge accounting has on financial statements and also on the entity’s risk management strategy. The treatment of macro-hedges is being developed as a separate project under IFRS 9. Entities have the option of continuing to apply IAS 39 with respect to accounting hedges until the project has been completed. The Bank will continue to apply IAS 39 for hedge accounting.

Transition

The criteria established by IFRS 9 for the classification, measurement and impairment of financial assets, was applied in a retrospective way, by adjusting the opening balance at January 1, 2018, without restating the comparative consolidated financial statements.

As of January 1, 2018, the impact in Allowance for impairment losses and Provisions for off-balance sheet risk by applying IFRS 9 is an increase in 3,256 million pesos (2,279 million pesos, net of income tax), from 17,961 million pesos under IAS 39 model to 21,217 million pesos under IFRS 9 model.

The main causes of this impact are the requirements to recognize an allowance for impairment losses for the expected life of the transaction for financial assets where a significant risk increase has been identified after initial recognition, in addition to considering forward-looking information in the allowance for impairment losses and in the provisions for off-balance sheet risk.

The implementation of IFRS 9 has not had an effect in the capitalization ratios of the Bank since those ratios are calculated in accordance with Mexican Banking GAAP.

IFRS 15 Revenue from Contracts with Customers

(Effective for annual periods beginning on or after January 1, 2018)

In May 2014, IFRS 15 was issued, which establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. IFRS 15 superseded the following revenue Standards and Interpretations upon its effective date:

•	IAS 18 Revenue;
•	IAS 11 Construction Contracts;
•	IFRIC 13 Customer Loyalty Programs;
•	IFRIC 15 Agreements for the Construction of Real Estate;
•	IFRIC 18 Transfers of Assets from Customers; and
•	SIC 31 Revenue - Barter Transactions Involving Advertising Services.

IFRS 15 only covers revenue arising from contracts with customers. Under IFRS 15, a customer of an entity is a party that has contracted with the entity to obtain goods or services that are an output of the entity’s ordinary activities in exchange for consideration. Unlike the scope of IAS 18, the recognition and measurement of interest income and dividend income from debt and equity instruments are no longer within the scope of IFRS 15. Instead, they are within the scope of IFRS 9.

As mentioned above, the new revenue Standard has a single model to deal with revenue from contracts with customers. Its core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The new revenue Standard introduces a five-step approach to revenue recognition and measurement:

•	Step 1: Identify the contract with a customer.
•	Step 2: Identify the performance obligations in the contract.
•	Step 3: Determine the transaction price.
•	Step 4: Allocate the transaction price to the performance obligations in the contract.
•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

Far more prescriptive guidance has been introduced by the new revenue Standard:

•	Whether or not a contract (or a combination of contracts) contains more than one promised good or service, and if so, when and how the promised goods or services should be unbundled.
•

Whether the transaction price allocated to each performance obligation should be recognized as revenue over time or at a point in time. Under IFRS 15, an entity recognizes revenue when a performance obligation is satisfied, which is when “control” of the goods or services underlying the particular performance obligation is transferred to the customer. Unlike IAS 18, the new Standard does not include separate guidance for “sales of goods” and “provision of services”; rather, the new Standard requires entities to assess whether revenue should be recognized over time or at a particular point in time regardless of whether revenue relates to “sales of goods” or “provision of services”.

•

When the transaction price includes a variable consideration element, how it will affect the amount and timing of revenue to be recognized. The concept of variable consideration is broad; a transaction price is considered variable due to discounts, rebates, refunds, credits, price concessions, incentives, performance bonuses, penalties and contingency arrangements. The new Standard introduces a high hurdle for variable consideration to be recognized as revenue – that is, only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

•	When costs incurred to obtain a contract and costs to fulfill a contract can be recognized as an asset.

IFRS 15, together with its Clarifications issued in April 2016, was effective for reporting periods beginning on or after January 1, 2018 with early adoption permitted. The majority of the revenues of the Bank are within the scope of IFRS 9. For the remaining revenues, the Bank has applied IFRS 15 retrospectively without restating the comparative consolidated financial statements. IFRS 15 did not have any material effects on the Bank’s consolidated financial statements.

IFRIC 22 Foreign Currency Transactions and Advance Consideration

(Effective for annual periods beginning on or after January 1, 2018)

The Interpretation covers foreign currency transactions when an entity recognizes a non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration before the entity recognizes the related asset, expense or income. It does not apply when an entity measures the related asset, expense or income on initial recognition at fair value or at the fair value of the consideration received or paid at a date other than the date of initial recognition of the non-monetary asset or non-monetary liability. In addition, the Interpretation need not be applied to income taxes, insurance contracts or reinsurance contracts.

The adoption of the aforementioned Interpretation did not have any material effects on the Bank’s consolidated financial statements.

New and revised IFRS that are not mandatorily effective (but allow early adoption) for the year ending December 31, 2018

The Bank has not yet adopted the following new or revised Standards, as the effective dates are subsequent to the date of these consolidated financial statements. Except as disclosed below, Management is currently analyzing the effects of adopting these new Standards and has not yet quantified the potential impacts they may have on the consolidated financial statements.

IFRS 16 Leases

(Effective for annual periods beginning on or after January 1, 2019)

IFRS 16 establishes the principles for the recognition, measurement, presentation and disclosure of the lease arrangements, in order to ensure that both lessee and lessor provide relevant information that faithfully represents these transactions.

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value items. Lessor accounting remains similar to the current Standard – i.e., lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing leases guidance, including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases – Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

Transition

The Bank applied IFRS 16 initially on January 1, 2019, using the modified retrospective approach where the asset for right-of-use and the leases liability are the same on transition date. Therefore, there was not a cumulative effect of adopting IFRS 16 recognized as an adjustment to the opening balance of Accumulated reserves as of January 1, 2019.

The Bank decided to apply the available practical expedients on adoption allowed by the Standard of not evaluating in the first adoption if the contracts are or contain a lease (under the new definition), and therefore, IFRS 16 will only apply to those contracts that were previously identified as lease contracts.

The Bank estimates that the adoption of IFRS 16 will have a material impact on the consolidated balance sheet, but will not have a material impact on the consolidated income statement at the adoption date. The most significant impact will be the recognition of the asset for the right-of-use and the leases liability from all the lease contracts active during the first adoption.

The adoption of IFRS 16 will result in the recognition of assets for the right-of-use and additional lease liabilities in approximately 6.4 billion pesos as of January 1, 2019.

Strategy of implementation and governance

The Bank carried out a multidisciplinary project with the objective of adapting its processes to the new Standard of accounting of the lease contracts. Thus, the Bank has worked during 2018 in the analysis and identification of the contracts affected by the Standard, as well as the definition of the main technical criteria that affects the accounting of the lease contracts.

With respect to the structure of the project´s governance, the Bank has created a working group to manage and follow up a periodic meeting of the direction of the project and designated a team in charge that assures the involvement of every responsible individual within each teamwork.

Main steps and milestones of the project

The Bank prepared the accounting policy and a methodological framework that served as a guidance for the process of implementing the Standard, as well as for its adoption as of January 1, 2019.

Likewise, the internal control framework over the recognition process of the lease contracts is complete for the transition phase and is under progress for the adoption of the Standard as of January 1, 2019. The proposed model includes a reference design of the controls to be employed in the new developments made for the implementation of the Standard.

IFRIC 23 Uncertainty over Income Tax Treatments

(Effective for annual periods beginning on or after January 1, 2019)

IFRIC 23 provides requirements that add to the requirements in IAS 12 Income Taxes by specifying how to reflect the effects of uncertainty in accounting for income taxes.

This Interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatment under IAS 12.

Management does not anticipate that the adoption of this Interpretation will have a material effect on the Bank’s consolidated financial statements.

IAS 19 Employee Benefits - Plan amendment, curtailment or settlement

(Effective for annual periods beginning on or after January 1, 2019, early adoption is permitted)

The amendments to IAS 19 related to Plan Amendment, curtailment or settlement are as follows:

•

If a plan amendment, curtailment or settlement occurs, it is now mandatory that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions used for the remeasurement.

•	In addition, amendments have been included to clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling.

Management does not anticipate that the adoption of this Interpretation will have a material effect on the Bank’s consolidated financial statements.

IAS 28 Investments in Associates and Joint Ventures

(Effective for annual periods beginning on or after January 1, 2019)

The amendments to IAS 28 relate to Long-term Interests in Associates and Joint Ventures are as follows:

•

Paragraph 14A has been added to clarify that an entity applies IFRS 9 including its impairment requirements, to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

•	Paragraph 41 has been deleted because the IASB felt that it merely reiterated requirements in IFRS 9 and had created confusion about the accounting for long-term interests.

Management does not anticipate that the adoption of this Interpretation will have a material effect on the Bank’s consolidated financial statements.

Annual Improvements to IFRS 2015 – 2017 Cycle

(Effective for annual periods beginning on or after January 1, 2019)

Standard	Subject of amendment	Details

IFRS 3 Business Combinations IFRS 11 Joint Arrangements	Remeasurement of previously held interest

The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business.

The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

IAS 12 Income Taxes	Income tax consequences of dividends

The amendments clarify that the requirements in the former paragraph 52B (to recognize the income tax consequences of dividends where the transactions or events that generated distributable profits are recognized) apply to all income tax consequences of dividends by moving the paragraph away from paragraph 52A that only deals with situations where there are different tax rates for distributed and undistributed profits.

IAS 23 Borrowing Costs	Borrowing costs eligible for capitalization

The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

Amendments to IFRS 9 Prepayment Features with Negative Compensation

(Effective for annual periods beginning on or after January 1, 2019, early adoption is permitted)

The amendments to IFRS 9 clarify that for the purpose of assessing whether a prepayment feature meets the Solely Payments of Principal and Interest (SPPI) condition, the party exercising the option may pay or receive reasonable compensation for the prepayment irrespective of the reason for prepayment. In other words, prepayment features with negative compensation do not automatically fail SPPI.

There are specific transition provisions depending on when the amendments are first applied, relative to the initial adoption of IFRS 9.

Management does not anticipate any material impact from the adoption of this amendment.

Revised Conceptual Framework for Financial Reporting that is not mandatorily effective for preparers that develop an accounting policy based on this Conceptual Framework (but allow early adoption) for the year ending December 31, 2018

The revised Conceptual Framework for Financial Reporting (Conceptual Framework) issued in March 2018 is effective immediately for the IASB and the IFRS Interpretations Committee in setting future Standards. For entities that use the Conceptual Framework to develop accounting policies when no IFRS Standard applies to a particular transaction, the revised Conceptual Framework is effective for annual reporting periods beginning on or after 1 January 2020, with early adoption permitted.

The Conceptual Framework sets out the fundamental concepts for financial reporting that guide the IASB in developing IFRS Standards. It helps to ensure that the Standards are conceptually consistent and that similar transactions are treated the same way, to provide useful information for investors, lenders and other creditors.

The Conceptual Framework also assists entities in developing accounting policies when no IFRS Standard applies to a particular transaction, and more broadly, helps stakeholders to understand and interpret the Standards.

The 2018 Conceptual Framework sets out:

•	the objective of general purpose financial reporting;
•	the qualitative characteristics of useful financial information;
•	a description of the reporting entity and its boundary;
•	definitions of an asset, a liability, equity, income and expenses and guidance supporting these definitions;
•	criteria for including assets and liabilities in financial statements (recognition) and guidance on when to remove them (derecognition);
•	measurement bases and guidance on when to use them;
•	concepts and guidance on presentation and disclosure; and
•	concepts relating to capital and capital maintenance.

Management does not anticipate any material impact from the adoption of the revised Conceptual Framework.

Amendments to IFRS 3 Business Combinations

(Effective for annual periods beginning on or after January 1, 2020, early adoption is permitted)

The amendments to IFRS 3 improve the definition of a business. The amended definition emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others.

Management does not anticipate any material impact from the adoption of this amendment.

Amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors

(Effective for annual periods beginning on or after January 1, 2020, early adoption is permitted)

The amendments to IAS 1 and IAS 8 use a consistent definition of materiality throughout IFRS and the Conceptual Framework for Financial Reporting, clarify the explanation of the definition of material and  incorporate some of the guidance in IAS 1 about immaterial information.

The amended definition is:

“Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.”

The amendment clarifies that the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information. It also states that an entity assesses materiality in the context of the financial statements as a whole.

The amendment also clarifies the meaning of “primary users of general purpose financial statements” to whom those financial statements are directed, by defining them as “existing and potential investors, lenders and other creditors” that must rely on general purpose financial statements for much of the financial information they need.

Management does not anticipate any material impact from the adoption of this amendment.

IFRS 17 Insurance contracts

(Effective for annual periods beginning on or after January 1, 2021, earlier adoption is permitted)

IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the Standard. The objective of IFRS 17 is to ensure that an entity provides relevant information that faithfully represents those contracts. This information gives a basis for users of financial statements to assess the effect that insurance contracts have on the entity's financial position, financial performance and cash flows.

This Standard measures insurance contracts either under the general model or a simplified version of this called the Premium Allocation Approach. The general model is defined such that at initial recognition an entity shall measure a group of contracts at the total of (a) the amount of fulfilment cash flows (FCF), which comprise probability-weighted estimates of future cash flows, an adjustment to reflect the time value of money (TVM) and the financial risks associated with those future cash flows and a risk adjustment for non-financial risk; and (b) the contractual service margin (CSM).

On subsequent measurement, the carrying amount of a group of insurance contracts at the end of each reporting period shall be the sum of the liability for remaining coverage and the liability for incurred claims. The liability for remaining coverage comprises the FCF related to future services and the CSM of the group at that date. The liability for incurred claims is measured as the FCF related to past services allocated to the group at that date.

An entity may simplify the measurement of the liability for remaining coverage of a group of insurance contracts using the premium allocation approach on the condition that, at initial recognition, the entity reasonably expects that doing so would produce a reasonable approximation of the general model, or the coverage period of each contract in the group is one year or less.

This Standard is not applicable as there is no insurance entity as subsidiary of the Bank nor any contracts within the scope of this Standard.

c)   Critical accounting estimates

IFRS requires that Management make certain estimates and utilize certain assumptions to determine the valuation of items included in the consolidated financial statements and to make required disclosures. Although the actual results may differ, Management believes that the estimates and assumptions utilized were appropriate under the circumstances.

The critical accounting estimates applied in the preparation of these consolidated financial statements and related footnote disclosures are as follows:

-	Fair value measurement of certain financial instruments (see Note 2.d.iii and Note 44.d).

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions. The most objective and common reference for the fair value of a financial instrument is the price that would be paid for it on an active, liquid and deep market (quoted price or market price). Fair value under IFRS is an exit price regardless of whether that price is directly observable or estimated using another valuation technique.

If there is no market price for a given financial instrument, its fair value is estimated on the basis of the price established in recent transactions involving similar instruments and, in the absence thereof, of valuation techniques commonly used by the international financial community, taking into account the specific features of the instrument to be measured and, particularly, the various types of risk associated with it.

In estimating the fair value of an asset or a liability, the Bank takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements for certain financial instruments is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, leasing transactions that are within the scope of IAS 17 and measurements that have some similarities to fair value but are not fair value, such as value in use in IAS 36 Impairment of Assets.

When there is no market price available for an identical instrument, the Bank measures fair value using other valuation techniques that are commonly used by the financial markets that maximize the use of relevant observable inputs and minimize the use of unobservable inputs as explained in Note 2.d.

The availability of observable prices or inputs varies by product and market, and may change over time. The level of Management judgment required in establishing fair value of financial instruments for which there is a quoted price in an active market is minimal. Similarly, there is little subjectivity or judgment required for instruments valued using valuation models that are standard across the industry and where all parameter inputs are quoted in active markets. The level of subjectivity and degree of Management judgment required are more significant for those instruments valued using specialized and sophisticated models and those where some or all of the parameter inputs are not observable.

In making appropriate valuation adjustments, the Bank follows methodologies that consider factors such as liquidity and credit risk (both counterparty credit risk in relation to financial assets and its own credit risk in relation to financial liabilities, which are at fair value through profit or loss).

-	Fair value estimates used in disclosures (see Note 2.d.iii and Note 44.d).

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 according to IFRS 13 Fair Value Measurement based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1: inputs that are quoted market prices (unadjusted) in active markets for identical instruments;
•

Level 2: inputs other than quoted prices included within Level 1 that are observable either directly (i.e., as prices) or indirectly (i.e., derived from prices). This category includes instruments valued using: quoted market prices in active markets for similar instruments; quoted prices for identical or similar instruments in markets that are considered less than active; or other valuation techniques in which all significant inputs are directly or indirectly observable from market data; and

•

Level 3: inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instrument’s valuation. This category includes instruments that are valued based on quoted prices for similar instruments for which significant unobservable adjustments or assumptions are required to reflect differences between the instruments.

This disclosure is provided in Note 2.d.iii.

For financial instruments measured at amortized cost (which include balances with the Central Bank, loans and advances, debt instruments, deposits and short-term and long-term debt issued), the Bank discloses the fair value. This disclosure is provided in Note 44.d. Generally, there is no trading activity in these instruments and the fair value determination therefore requires significant Management judgment.

-	Allowance for impairment losses and provisions for off-balance sheet risk (see Note 2.g, Note 8, Note 9, Note 11.c and Note 23.f).

From January 1, 2018, the Bank assesses on a forward-looking basis the expected credit losses associated with its financial assets carried at amortized cost and at fair value through other comprehensive income. The impairment methodology applied depends on whether there has been a significant increase in credit risk. The Bank considers a financial asset to have experienced a significant increase in credit risk, since initial recognition, taking into account different quantitative, qualitative or backstop criteria.

The Bank uses the concept of expected credit loss methodology according to IFRS 9 to quantify the credit losses as further discussed in Note 2.g.

The accounting estimates and judgments related to the allowance for impairment losses and provisions for off-balance sheet risk are a critical accounting estimate for the Bank because the underlying assumptions used to assess the impairment can change from period to period and may significantly affect the Bank’s operating results, particularly in circumstances of economic and financial uncertainty. Further, the statistical models incorporate numerous estimates and judgments (for example, Probability of Default, Loss Given Default and segmentation of loans in groups with similar credit risk characteristics, etc.). As such, the actual amount of the future cash flows and their timing may differ from the estimates used by Management and consequently may cause actual credit losses to differ from the recognized allowance for impairment losses or provisions for off-balance sheet risk.

-	The recognition and measurement of deferred tax assets (see Note 25).

As discussed in Note 2.t, deferred tax assets and liabilities include temporary differences, which are identified as the amounts expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities and their related tax bases, tax loss and tax credit carryforwards. These amounts are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled.

In determining the amount of deferred tax assets, the Bank uses current expectations and estimates on projections of future events and trends, which may affect the consolidated financial statements, including a review of the eligible carryforward periods, available tax planning opportunities and other relevant considerations.

The Bank believes that the accounting estimate related to the deferred tax assets is a critical accounting estimate because it requires significant Management judgment and the underlying assumptions used in the estimate can change from period to period (for example, future projected operating performance of the Bank).

-	Goodwill and business combinations (see Note 15).

Goodwill and intangible assets include the cost of acquired subsidiaries in excess of the fair value of the tangible net assets recognized in connection with acquisitions as well as acquired intangible assets. Accounting for goodwill and acquired intangible assets requires Management’s estimates regarding: (1) the fair value of the acquired intangible assets and the initial amount of goodwill to be recognized, (2) the amortization period (for identified intangible assets other than those with indefinite lives or goodwill) and (3) the recoverability of the carrying value of acquired intangible assets.

The useful lives of acquired intangible assets are estimated based on the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Bank.

To determine the initial amount of goodwill to be recognized on an acquisition, the Bank determines the fair value of the consideration and the fair value of the net assets acquired. The Bank uses internal analysis, generally based on discounted cash flow techniques, to determine the fair value of the net assets acquired and non-cash components of the consideration paid. The actual fair value of net assets acquired could differ from the fair value determined, resulting in an under- or over-statement of goodwill.

Goodwill arising on an acquisition of a business is carried at cost as established at the date of acquisition of the business less accumulated impairment losses, if any.

-	Impairment of goodwill (see Note 15).

For the purposes of impairment testing, goodwill is allocated to each of the Bank’s cash-generating units (CGUs) (or groups of CGUs) that is expected to benefit from the synergies of the combination. A CGU to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the CGU may be impaired.

Determining whether goodwill is impaired requires an estimation of the value in use of the CGUs to which goodwill has been allocated. The value in use calculation requires that management estimates the future cash flows expected to arise from the CGU and a suitable discount rate in order to calculate present value. Where the actual future cash flows are less than expected, an impairment loss may arise. The impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to the other assets of the CGU pro rata based on the carrying amount of each asset in the CGU. Any impairment loss for goodwill is recognized directly in the consolidated income statement. An impairment loss recognized for goodwill is not reversed in subsequent periods.

On disposal of the relevant CGU, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Details of the impairment of goodwill calculation are set out in Note 15.

-	Defined benefit plan (see Note 23.c).

The net cost of the defined benefit pension plan and other post-employment medical benefits and the present value of the pension obligation are determined using the projected unit credit method, with actuarial valuations being carried out at the end of each annual reporting period. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These assumptions include the determination of the discount rate. Any changes in these assumptions will affect the carrying amount of pension obligations.

The Bank determines the appropriate discount rate at the end of each year. This is the interest rate that should be used to determine the present value of estimated future cash outflows expected to be required to settle the pension obligations. The Bank’s defined benefit obligation is discounted at a rate set by reference to market yields on Mexican government bonds at the end of the reporting period.

Further details about pension obligations are given in Note 23.c.

- The recognition and measurement of certain provisions and contingencies (see Note 23).

Provisions are recognized when the Bank has a present obligation (legal or constructive) as a result of a past event; it is probable that the Bank will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

The Bank estimates and provides for probable losses that may arise out of litigation, regulatory proceedings and uncertain income tax matters to the extent that a current obligation exists, the losses are probable and can be reasonably estimated. Significant judgment is required in making these estimates and the Bank’s final liabilities may ultimately be materially different. The Bank’s actual losses may differ materially from recognized amounts.

d)   Events after the reporting period

On April 8, 2019, the Bank issued debt securities denominated unsecured notes with following characteristics: i) 2.3 billion pesos with a 1,092-day maturity that will bear interest at an interest rate of Interbank Equilibrium Interest Rate (Tasa de Interés Interbancaria de Equilibrio, or TIIE) 28-day plus 0.10% (interest will be paid every 28 days) and ii) 4.6 billion pesos with a 2,548-day maturity that will bear interest at an interest rate of 8.95% (interest will be paid every 182 days).

Banco Santander Parent announced its intention of making a public acquisition offer to acquire approximately 25% of the shares of the Bank, which are owned by investors other than Banco Santander Parent. Investors that accept the offer are expected to receive 0.337 of shares of Banco Santander (Spain) for each share of the Bank and 1.685 American Depositary Shares of Banco Santander Parent for each ADS of the Bank. The offering and the exchange of shares are expected to take place during the second half of 2019.

No additional significant events occurred from January 1, 2019 to the date on which these consolidated financial statements were authorized for issue.